Related Party Transactions	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of Related Parties Transaction
26	RELATED PARTY TRANSACTIONS

Nature of relationships with related parties:

Name	Relationship with the Company
PT Star Alliance Intimates	Mr. Kendrew Hartanto has a 39.11% shareholding in the company.
SCP International	Mr. Koh Wah Seng Philip is a Director (appointed from December 21, 2022) and has a 82% shareholding in the company.
LGK Hong Kong Ltd.	Mr. Shim Siang Fan is a director and has a 100% shareholding in the company.
PT FGX Indonesia	Mr. Nursalim Podiono has a 99.9% shareholding in the company.
PT Sinar Klaten Makmur	Mr. Nursalim Podiono has a 99.36% shareholding in the company.
PT Diana Mode Indonesia	A company where Mr. Salim Podiono and Mr. Nursalim Podiono are both directors and each have a 25% shareholding in the company
PT Diana Retail Indonesia	Mr. Halim Podiono, a sibling of Salim Podiono has a 95% shareholding in the company
PT Gunung Mas International	Mr. Taslim Podiono, a sibling of Salim Podiono and Nursalim Podiono, has a 55% shareholding in the company
Lejaby Maison De Creation	Mr. Salim Podiono has 100% shareholding in the company.
Mr. Salim Podiono	Chairman of the board of directors, and controlling shareholder of the Company
Mr. Nursalim Podiono	Shareholder of 9.4% of the issued Class A Shares in the Company
Mr. Shim Siang Fan	Shareholder of 14.2 % of the issued Class A Shares in the Company

Related party transactions:

The related parties had transactions for the financial year ended March 31, 2024, 2025 and 2026 consist of the following:

			For the financial year end
Name	Nature	Description	March 31, 2024	March 31, 2025	March 31, 2026
			USD’000	USD’000	USD’000
PT Star Alliance Intimates(a)	Trade	CMT charges and related direct costs	4,506	5,268	4,976
Mr. Salim Podiono	Trade	Rental expense and service charge	371	476	461
Lejaby Maison De Creation	Trade	Sales of goods	-	99	1,034
PT Diana Retail Indonesia	Trade	Sales of goods	-	565	237
PT Gunung Mas International	Non-trade	License fee	24	-	-
PT Diana Mode Indonesia	Non-trade	License fee	-	93	90

The balances with related parties as at March 31, 2025 and 2026 are as follows:

	Nature of transactions	As of March 31, 2025	As of March 31, 2026
		USD’000	USD’000
Amounts due from related parties
Lejaby Maison De Creation	Trade	-	577
PT Star Alliance Intimates	Trade	235	764

Trade Receivables
PT Diana Retail Indonesia	Trade	601	526

Amount due to related parties
LGK HongKong Ltd	Trade	125	-

Amount due to shareholder
Shim Siang Fan	Non-trade	52	-

Compensation of key management personnel

Key management personnel are those persons having the authority and responsibility for planning, directing and controlling the activities of the Company, directly and indirectly, including any Director (whether executive or otherwise) of the Company.

The remuneration of the Directors of the Company during the financial year were as follows:

The remuneration of the Directors and Commissioner of the Company during the financial year were as follows:

	For the financial year end
	March 31, 2024	March 31, 2025	March 31, 2026
	USD’000	USD’000	USD’000

Salary and wages	198	642	534
Directors’ fees	-	269	105
Allowance	38	5	6
	236	916	645